Financial investments (Tables)	12 Months Ended
Dec. 31, 2019
Financial investments.
Summary of Financial Investments

	2019	2018
Financial investments (a)	577,398	810,812
Financial investments in foreign currency	1,629	—
Other	467	347
	579,494	811,159
Current	574,804	806,789
Non-current	4,690	4,370

(a)

Financial investments correspond to investments in non-exclusive funds managed by highly rated financial institutions. As of December 31, 2019, the average interest on these funds are equivalent to 99.86% (2018: 100.9%) of the CDI. The average CDI rate during the nine-month period was 0.48% per month.